Management incentive agreement - Summary Of Weighted Average Assumptions Used For Monte-Carlo Pricing Model (Details) - 2018 Unit Option Plan ₽ / shares in Thousands	6 Months Ended
Jun. 30, 2020 RUB (₽) ₽ / shares
Series One [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Total fair value, in thousands of Russian Roubles	₽ 265,394,000
Series One [Member] | Tranche One [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	43.00%
Expected dividend yield	1.53%
Risk-free interest rate	1.74%
Expected life at grant date (years)	3
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 763
Total fair value, in thousands of Russian Roubles	₽ 44,205,000
Series One [Member] | Tranche Two [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	43.00%
Expected dividend yield	1.53%
Risk-free interest rate	1.77%
Expected life at grant date (years)	4
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 859
Total fair value, in thousands of Russian Roubles	₽ 49,815,000
Series One [Member] | Tranche Three [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	43.00%
Expected dividend yield	1.53%
Risk-free interest rate	1.80%
Expected life at grant date (years)	5
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 932
Total fair value, in thousands of Russian Roubles	₽ 54,036,000
Series One [Member] | Tranche Four [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	43.00%
Expected dividend yield	1.53%
Risk-free interest rate	1.86%
Expected life at grant date (years)	6
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 996
Total fair value, in thousands of Russian Roubles	₽ 57,738,000
Series One [Member] | Tranche Five [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	43.00%
Expected dividend yield	1.53%
Risk-free interest rate	1.92%
Expected life at grant date (years)	7
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 1,028
Total fair value, in thousands of Russian Roubles	₽ 59,600,000
Series Two [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Total fair value, in thousands of Russian Roubles	₽ 30,787,000
Series Two [Member] | Tranche One [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	50.00%
Expected dividend yield	1.94%
Risk-free interest rate	0.29%
Expected life at grant date (years)	3
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 498
Total fair value, in thousands of Russian Roubles	₽ 3,946,000
Series Two [Member] | Tranche Two [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	50.00%
Expected dividend yield	1.94%
Risk-free interest rate	0.33%
Expected life at grant date (years)	4
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 668
Total fair value, in thousands of Russian Roubles	₽ 5,292,000
Series Two [Member] | Tranche Three [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	50.00%
Expected dividend yield	1.94%
Risk-free interest rate	0.37%
Expected life at grant date (years)	5
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 802
Total fair value, in thousands of Russian Roubles	₽ 6,355,000
Series Two [Member] | Tranche Four [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	50.00%
Expected dividend yield	1.94%
Risk-free interest rate	0.46%
Expected life at grant date (years)	6
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 924
Total fair value, in thousands of Russian Roubles	₽ 7,319,000
Series Two [Member] | Tranche Five [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	50.00%
Expected dividend yield	1.94%
Risk-free interest rate	0.55%
Expected life at grant date (years)	7
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 994
Total fair value, in thousands of Russian Roubles	₽ 7,875,000
Series Three [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Total fair value, in thousands of Russian Roubles	₽ 40,448,000
Series Three [Member] | Tranche One [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	50.00%
Expected dividend yield	1.85%
Risk-free interest rate	0.22%
Expected life at grant date (years)	3
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 1,008
Total fair value, in thousands of Russian Roubles	₽ 6,428,000
Series Three [Member] | Tranche Two [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	50.00%
Expected dividend yield	1.85%
Risk-free interest rate	0.27%
Expected life at grant date (years)	4
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 1,172
Total fair value, in thousands of Russian Roubles	₽ 7,476,000
Series Three [Member] | Tranche Three [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	50.00%
Expected dividend yield	1.85%
Risk-free interest rate	0.32%
Expected life at grant date (years)	5
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 1,298
Total fair value, in thousands of Russian Roubles	₽ 8,278,000
Series Three [Member] | Tranche Four [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	50.00%
Expected dividend yield	1.85%
Risk-free interest rate	0.42%
Expected life at grant date (years)	6
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 14,040
Total fair value, in thousands of Russian Roubles	₽ 8,954,000
Series Three [Member] | Tranche Five [Member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	50.00%
Expected dividend yield	1.85%
Risk-free interest rate	0.51%
Expected life at grant date (years)	7
Forfeiture rate	3.39%
Fair value (per unit), in thousands of Russian Roubles | ₽ / shares	₽ 1,460
Total fair value, in thousands of Russian Roubles	₽ 9,312,000